Fair Value Measurements (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Derivative liability			$ 23,414,829	$ 575,000
Settlement of derivative liability upon conversion of convertible notes payable			23,414,829
Change in fair value of derivative liability		$ 825,000	$ 22,759,829	$ 575,000